UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Preferred Income Fund III

Semiannual Report
1.31.13

Ticker | **HPS**

Portfolio summary

Top 10 Issuers (33.1% of Total Investments on 1-31-13)[1,2]

ING Groep NV	3.8%	Morgan Stanley Capital Trusts	3.1%

Merrill Lynch Preferred Capital Trusts	3.8%	JPMorgan Chase Capital	3.1%

Nexen, Inc.	3.7%	Qwest Corp.	3.0%

Entergy	3.6%	Deutsche Bank Capital Funding Trusts	2.9%

U.S. Bancorp	3.3%	MetLife, Inc.	2.8%

Sector Composition[1,3]

Financials	60.2%	Consumer Staples	1.4%

Utilities	24.1%	Industrials	0.5%

Telecommunication Services	7.8%	Consumer Discretionary	0.1%

Energy	5.8%	Short-Term Investments	0.1%

Country Composition[1,3,4]

United States	82.9%	Switzerland	1.3%

United Kingdom	5.4%	Spain	1.0%

Netherlands	5.4%	Bermuda	0.3%

Canada	3.7%

1 As a percentage of the Fund’s total investments on 1-31-13.

2 Cash and cash equivalents not included.

3 Investments focused in one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors. The Fund’s investments in securities of foreign issuers involve special risks such as political, economic and currency risks and differences in account standards and financial reporting.

4 Each security trades in U.S. dollars.

6	Preferred Income Fund III | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

	Shares	Value

Preferred Securities (a) 145.5% (96.9% of Total Investments)		$884,400,657

(Cost $844,989,356)

Consumer Discretionary 0.1%		744,875

Media 0.1%

Comcast Corp., 5.000%	29,500	744,875

Consumer Staples 2.1%		12,449,538

Food & Staples Retailing 2.1%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)	135,000	12,449,538

Energy 6.8%		41,530,305

Oil, Gas & Consumable Fuels 6.8%

Apache Corp., Series D, 6.000%	158,500	7,501,805

Nexen, Inc., 7.350%	1,345,000	34,028,500

Financials 89.0%		540,928,356

Capital Markets 10.8%

Bank of New York Mellon Corp., 5.200%	45,000	1,127,250

Credit Suisse Guernsey, 7.900% (Z)	455,000	11,602,500

Morgan Stanley Capital Trust III, 6.250%	160,000	4,040,000

Morgan Stanley Capital Trust IV, 6.250% (Z)	845,000	21,251,750

Morgan Stanley Capital Trust V, 5.750%	100,000	2,485,000

Morgan Stanley Capital Trust VII, 6.600%	30,000	756,600

State Street Corp., 5.250%	62,000	1,555,580

The Goldman Sachs Group, Inc., 6.125% (Z)	875,500	22,920,590

Commercial Banks 19.4%

Barclays Bank PLC, Series 3, 7.100% (L) (Z)	355,000	8,992,150

Barclays Bank PLC, Series 5, 8.125% (L) (Z)	515,000	13,323,050

BB&T Corp., 5.625%	25,000	636,250

HSBC Holdings PLC, 8.000% (Z)	63,500	1,766,570

HSBC USA, Inc., 6.500%	135,000	3,400,650

PNC Financial Services Group, Inc., 5.375%	30,000	754,500

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%)	210,000	5,682,600

Royal Bank of Scotland Group PLC, Series L,
5.750% (Z)	941,000	21,981,760

Santander Finance Preferred SA Unipersonal,
Series 10, 10.500%	313,500	8,696,490

Santander Holdings USA, Inc., Series C,
7.300% (Z)	463,000	11,676,860

See notes to financial statements	Semiannual report | Preferred Income Fund III	7

	Shares	Value
Commercial Banks (continued)

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)	160,000	$4,304,000

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%) (L)(Z)	890,000	25,560,800

Wells Fargo & Company, 8.000% (Z)	374,000	11,077,880

Consumer Finance 3.1%

HSBC Finance Corp., Depositary Shares,
Series B, 6.360% (L)(Z)	610,800	15,422,700

SLM Corp., 6.000% (Z)	46,006	1,131,748

SLM Corp., Series A, 6.970% (Z)	44,899	2,175,357

Diversified Financial Services 26.5%

Citigroup Capital X, 6.100%	555,000	13,947,150

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)	22,000	612,920

Deutsche Bank Capital Funding Trust VIII,
6.375% (Z)	40,000	1,014,400

Deutsche Bank Capital Funding Trust X,
7.350% (Z)	248,300	6,296,888

Deutsche Bank Contingent Capital Trust II,
6.550% (L)(Z)	396,500	10,642,060

Deutsche Bank Contingent Capital Trust III,
7.600% (Z)	311,000	8,658,240

ING Groep NV, 7.050% (L)(Z)	598,970	15,189,879

ING Groep NV, 7.200% (L)(Z)	765,000	19,392,750

JPMorgan Chase & Company, 8.625% (Z)	395,000	10,179,150

JPMorgan Chase Capital XXIX, 6.700% (Z)	687,500	17,943,750

Merrill Lynch Preferred Capital Trust III, 7.000% (L)(Z)	510,000	12,887,700

Merrill Lynch Preferred Capital Trust IV, 7.120%	415,000	10,516,100

Merrill Lynch Preferred Capital Trust V,
7.280% (Z)	430,000	10,922,000

RBS Capital Funding Trust V, 5.900% (I)	725,000	15,413,500

RBS Capital Funding Trust VI, 6.250% (I)	340,000	7,401,800

Insurance 12.9%

Aegon NV, 6.375% (Z)	276,000	7,228,440

Aegon NV, 6.500% (L)(Z)	290,000	7,293,500

American Financial Group, Inc., 7.000% (L)(Z)	484,000	12,850,200

MetLife, Inc., Series B, 6.500% (L)(Z)	1,002,000	25,581,060

Phoenix Companies, Inc., 7.450%	574,500	13,661,610

PLC Capital Trust V, 6.125% (Z)	192,279	4,845,431

Prudential Financial, Inc., 5.750%	30,500	772,870

Prudential PLC, 6.500% (Z)	129,638	3,332,993

RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	122,300	3,089,298

Real Estate Investment Trusts 16.3%

Duke Realty Corp., Depositary Shares, Series J, 6.625%	638,100	16,188,597

Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	151,600	3,827,900

Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	118,500	3,012,270

Kimco Realty Corp., 6.000% (L)(Z)	870,000	22,559,100

Public Storage, Inc., 5.200%	250,000	6,287,500

Public Storage, Inc., 5.750%	257,000	6,612,610

8	Preferred Income Fund III | Semiannual report	See notes to financial statements

	Shares	Value

Real Estate Investment Trusts (continued)

Public Storage, Inc., 6.350%	199,000	$5,333,200

Public Storage, Inc., Depositary Shares,
Series Q, 6.500%	121,700	3,311,457

Public Storage, Inc., Series P, 6.500% (Z)	123,000	3,289,020

Senior Housing Properties Trust, 5.625%	338,445	8,318,978

Wachovia Preferred Funding Corp., Series A,
7.250% (L)(Z)	740,000	20,046,600

Thrifts & Mortgage Finance 0.0%

Federal National Mortgage Association,
Series S, 8.250% (I)	80,000	144,800

Industrials 0.7%		4,474,657

Machinery 0.7%

Stanley Black & Decker, Inc., 5.750%	172,700	4,474,657

Telecommunication Services 11.7%		70,874,635

Diversified Telecommunication Services 4.5%

Qwest Corp., 7.000%	60,000	1,596,600

Qwest Corp., 7.375% (L)(Z)	777,500	21,046,925

Qwest Corp., 7.500%	174,500	4,746,400

Wireless Telecommunication Services 7.2%

Telephone & Data Systems, Inc., 6.875% (Z)	468,000	12,495,600

Telephone & Data Systems, Inc., 7.000% (L)(Z)	415,000	11,192,550

United States Cellular Corp., 6.950% (L)(Z)	742,000	19,796,560

Utilities 35.1%		213,398,291

Electric Utilities 23.8%

Alabama Power Company, 5.200% (Z)	410,000	10,631,300

Duke Energy Corp., 5.125%	620,000	15,469,000

Entergy Arkansas, Inc., 5.750%	105,100	2,844,005

Entergy Louisiana LLC, 5.250%	240,000	6,230,400

Entergy Louisiana LLC, 5.875% (L)(Z)	312,625	8,409,613

Entergy Louisiana LLC, 6.000% (Z)	240,600	6,626,124

Entergy Mississippi, Inc., 6.000%	108,194	2,987,236

Entergy Mississippi, Inc., 6.200% (Z)	148,000	4,053,720

Entergy Texas, Inc., 7.875%	71,986	2,034,324

FPC Capital I, Series A, 7.100%	318,000	8,064,480

FPL Group Capital Trust I, 5.875% (Z)	301,000	7,720,650

Gulf Power Company, 5.750% (Z)	135,100	3,722,005

HECO Capital Trust III, 6.500% (Z)	228,100	5,821,112

Interstate Power & Light Company, Series B,
8.375% (Z)	237,290	6,110,218

NextEra Energy Capital Holdings, Inc., 5.125%	57,000	1,427,850

NextEra Energy Capital Holdings, Inc., 5.700% (L)(Z)	644,000	17,085,320

PPL Corp., 9.500%	300,000	16,218,000

SCE Trust I, 5.625%	87,000	2,248,950

SCE Trust II, 5.100%	195,000	4,806,750

Southern California Edison Company, Series C,
6.000% (Z)	120,285	12,103,678

See notes to financial statements	Semiannual report | Preferred Income Fund III	9

			Shares	Value

Independent Power Producers & Energy Traders 0.7%

Constellation Energy Group, Inc., Series A,
8.625%			164,000	$4,232,840

Multi-Utilities 10.6%

BGE Capital Trust II, 6.200% (L)(Z)			720,000	18,403,200

Dominion Resources, Inc., Series A, 8.375% (Z)			249,900	6,782,286

DTE Energy Company, 5.250%			415,000	10,624,000

DTE Energy Company, 6.500%			303,000	8,208,270

SCANA Corp., 7.700%			756,000	20,532,960

Common Stocks 0.3% (0.2% of Total Investments)				$1,488,200

(Cost $1,506,691)

Utilities 0.3%				1,488,200

Electric Utilities 0.2%

Entergy Corp.			5,000	323,000

FirstEnergy Corp.			20,000	809,800

Multi-Utilities 0.1%

TECO Energy, Inc.			20,000	355,400

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities (b) 1.4% (1.0% of Total Investments)				$8,649,000

(Cost $9,517,500)

Financials 1.4%				8,649,000

Commercial Banks 1.4%

CA Preferred Funding Trust	7.000	01-29-49	$9,000,000	8,649,000

Corporate Bonds 2.7% (1.8% of Total Investments)				$16,650,500

(Cost $17,881,493)

Energy 1.8%				11,126,250

Oil, Gas & Consumable Fuels 1.8%

Southern Union Company (P)	3.316	11-01-66	$12,900,000	11,126,250

Utilities 0.9%				5,524,250

Electric Utilities 0.9%

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	5,000,000	5,524,250

10	Preferred Income Fund III | Semiannual report	See notes to financial statements

	Par value	Value

Short-Term Investments 0.2% (0.1% of Total Investments)		$1,322,000

(Cost $1,322,000)

Repurchase Agreement 0.2%		1,322,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $1,322,000 on 2-1-13, collateralized by $1,305,000 U.S. Treasury Notes, 1.500% due 6-30-16 (valued at
$1,350,721, including interest)	$1,322,000	1,322,000

Total investments (Cost $875,217,040)† 150.1%		$912,510,357

Other assets and liabilities, net (50.1%)		($304,588,623)

Total net assets 100.0%		$607,921,734

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(L) A portion of this security is a Lent Security as of 1-31-13, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 1-31-13 was $247,644,250.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) A portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-13 was $489,186,600.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $875,241,761. Net unrealized appreciation aggregated $37,268,596, of which $52,210,992 related to appreciated investment securities and $14,942,396 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments as of 1-31-13:

United States	82.9%
United Kingdom	5.4%
Netherlands	5.4%
Canada	3.7%
Switzerland	1.3%
Spain	1.0%
Bermuda	0.3%

See notes to financial statements	Semiannual report | Preferred Income Fund III	11

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $875,217,040)	$912,510,357
Cash	633
Cash segregated at custodian for swap contracts	2,330,000
Receivable for investments sold	2,103,350
Dividends and interest receivable	2,049,143
Other receivables and prepaid expenses	127,729

Total assets	919,121,212

Liabilities

Committed facility agreement payable	302,000,000
Payable for investments purchased	6,568,196
Swap contracts, at value	2,434,949
Interest payable	15,109
Payable to affiliates
Accounting and legal services fees	28,970
Trustees’ fees	16,723
Other liabilities and accrued expenses	135,531

Total liabilities	311,199,478

Net assets	607,921,734

Net assets consist of

Paid-in capital	$739,741,548
Undistributed net investment income	5,181,663
Accumulated net realized gain (loss) on investments and swap agreements	(171,859,845)
Net unrealized appreciation (depreciation) on investments and
swap agreements	34,858,368

Net assets	$607,921,734

Net asset value per share

Based on 31,546,633 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$19.27

12	Preferred Income Fund III | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$27,688,618
Interest	1,058,608

Total investment income	28,747,226

Expenses

Investment management fees	3,418,457
Accounting and legal services fees	115,202
Transfer agent fees	18,356
Trustees’ fees	22,692
Printing and postage	55,613
Professional fees	46,009
Custodian fees	47,620
Interest expense	1,403,221
Stock exchange listing fees	13,778
Other	21,794

Total expenses	5,162,742

Net investment income	23,584,484

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(27,811,033)
Swap contracts	(530,084)

(28,341,117)
Change in net unrealized appreciation (depreciation) of
Investments	35,828,053
Swap contracts	746,076

36,574,129

Net realized and unrealized gain	8,233,012

Increase in net assets from operations	$31,817,496

See notes to financial statements	Semiannual report | Preferred Income Fund III	13

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12

Increase (decrease) in net assets

From operations
Net investment income	$23,584,484	$47,319,097
Net realized gain (loss)	(28,341,117)	3,679,279
Change in net unrealized appreciation (depreciation)	36,574,129	31,729,958

Increase in net assets resulting from operations	31,817,496	82,728,334

Distributions to shareholders
From net investment income	(23,115,297)	(43,638,139)

From Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	664,479	1,078,296

Total increase	9,366,678	40,168,491

Net assets

Beginning of period	598,555,056	558,386,565

End of period	$607,921,734	$598,555,056

Undistributed net investment income	$5,181,663	$4,712,476

Share activity

Shares outstanding
Beginning of period	31,511,994	31,451,955
Issued pursuant to Dividend Reinvestment Plan	34,639	60,039

End of period	31,546,633	31,511,994

14	Preferred Income Fund III | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows 1-31-13

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
1-31-13
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$31,817,496
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(49,544,357)
Long-term investments sold	35,082,142
Decrease in short term investments	1,178,000
Net amortization of premium (discount)	9,263
Increase in dividends and interest receivable	(17,762)
Increase in payable for investments purchased	5,543,807
Increase in receivable for investments sold	(1,728,803)
Decrease in cash segregated at custodian for swap contracts	550,000
Decrease in other receivables and prepaid expenses	38,106
Decrease in unrealized depreciation of swap contracts	(746,076)
Decrease in payable to affiliates	(5,338)
Decrease in interest payable	(335)
Increase in other liabilities and accrued expenses	27,863
Net change in unrealized (appreciation) depreciation on investments	(35,828,053)
Net realized loss on investments	27,811,033

Net cash provided by operating activities	$14,186,986

Cash flows from financing activities
Borrowings from committed facility agreement	$8,000,000
Reinvestment of common shares pursuant to Dividend Reinvestment Plan	664,479
Distributions to shareholders	(23,115,297)

Net cash used in financing activities	($14,450,818)

Net decrease in cash	($263,832)

Cash at beginning of period	$264,465

Cash at end of period	$633

Supplemental disclosure of cash flow information

Cash paid for interest	$1,403,556

See notes to financial statements	Semiannual report | Preferred Income Fund III	15

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES
Period ended	1-31-13[1]	7-31-12	7-31-11	7-31-10	7-31-09	7-31-08[2]	5-31-08
Per share operating performance

Net asset value, beginning
of period	$18.99	$17.75	$16.86	$14.05	$17.29	$19.75	$23.39
Net investment income[3]	0.75	1.50	1.48	1.49	1.46	0.27	2.06
Net realized and unrealized gain
(loss) on investments	0.26	1.13	0.76	2.67	(3.21)	(2.47)	(3.39)
Distributions to Auction Preferred
Shares (APS)	—	—	—	—	—	—	(0.53)
Total from investment
operations	1.01	2.63	2.24	4.16	(1.75)	(2.20)	(1.86)
Less distributions to
common shareholders
From net investment income	(0.73)	(1.39)	(1.35)	(1.22)	(1.44)	(0.26)	(1.58)
From net realized gain	—	—	—	—	—	—	(0.20)
From tax return of capital	—	—	—	(0.13)	(0.05)	—	—
Total distributions	(0.73)	(1.39)	(1.35)	(1.35)	(1.49)	(0.26)	(1.78)
Net asset value, end of period	$19.27	$18.99	$17.75	$16.86	$14.05	$17.29	$19.75
Per share market value,
end of period	$19.57	$19.73	$16.54	$16.89	$13.18	$16.10	$18.82
Total return at net asset
value (%)[4,5]	5.42[6]	15.65	13.94	31.26	(7.30)	(11.04)[6]	(7.52)
Total return at market value (%)[4]	3.04[6]	28.95	5.99	40.17	(6.62)	(13.07)[6]	(8.96)

Ratios and supplemental data

Net assets applicable to common
shares, end of period (in millions)	$608	$598	$558	$530	$442	$541	$618
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.73	1.91[8]	1.92	2.60	3.09[7]	1.45[9]
Expenses net of reductions	1.69[7]	1.73	1.72[8]	1.78	2.38	2.84[7]	1.10[10]
Net investment income	7.74[7]	8.46	8.39[8]	9.70	12.52	9.36[7]	9.98[11]
Portfolio turnover (%)	4	16	19	14	18	2	9

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	—	—	—	—[12]
Total debt outstanding end of
period (in millions)	$302	$294	$287	$263	$214	$253	$296
Asset coverage per $1,000
of debt[13]	$3,013	$3,036	$2,943	$3,019	$3,068	$3,138	$3,087

16	Preferred Income Fund III | Semiannual report	See notes to financial statements

1 Six months ended 1-31-13. Unaudited.
2 For the two month period ended 7-31-08.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes non-recurring litigation fees which represent 0.13% of average net assets. After insurance recovery, impact to net expenses and net investment income ratios was less than 0.01%.
9 Ratios calculated on the basis of gross expenses relative to the average net assets of common shares that do not take into consideration expense reductions during the period shown. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.94% for the year ended 5-31-08.
10 Ratios calculated on the basis of net expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.74% for the year ended 5-31-08.
11 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 6.44% for the year ended 5-31-08.
12 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party financial institution in order to redeem the APS. The redemption of all APS was completed on 5-28-08.
13 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end. As borrowings outstanding change, the level of invested assets will change accordingly. Asset coverage ratio provides a measure of leverage as of the dates shown.

See notes to financial statements	Semiannual report | Preferred Income Fund III	17

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Preferred Income Fund III (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with a market value of

18	Preferred Income Fund III | Semiannual report

approximately $46,262,585 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities
Consumer Discretionary	$744,875	$744,875	—	—
Consumer Staples	12,449,538	—	$12,449,538	—
Energy	41,530,305	41,530,305	—	—
Financials	540,928,356	540,928,356	—	—
Industrials	4,474,657	4,474,657	—	—
Telecommunication
Services	70,874,635	70,874,635	—	—
Utilities	213,398,291	201,294,613	12,103,678	—
Common Stocks
Utilities	1,488,200	1,488,200	—	—
Capital Preferred
Securities
Financials	8,649,000	—	8,649,000	—
Corporate Bonds
Energy	11,126,250	—	11,126,250	—
Utilities	5,524,250	—	5,524,250	—
Short-Term Investments	1,322,000	—	1,322,000	—

Total Investments in
Securities	$912,510,357	$861,335,641	$51,174,716	—
Other Financial
Instruments
Interest Rate Swaps	($2,434,949)	—	($2,434,949)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Preferred Income Fund III	19

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $143,825,631 available to offset future net realized capital gains as of July 31, 2012. The following table details the capital loss carryforward available as of July 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT JULY 31
2016	2017	2018	2019

$30,668,301	$41,629,449	$64,817,054	$6,710,827

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends monthly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and investments in real estate investment trusts.

20	Preferred Income Fund III | Semiannual report

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the Fund’s Statement of assets and liabilities and represents the cash on hand at its custodian and does not include any short-term investments or cash segregated at custodian for swap contracts.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of January 31, 2013, $2,330,000 was posted by the Fund for the benefit of counterparties.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the Fund are amortized/ accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Semiannual report | Preferred Income Fund III	21

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended January 31, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held during the six months ended January 31, 2013 and as of January 31, 2013.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE	RECEIVED	MATURITY
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	MARKET VALUE

Morgan Stanley Capital Services	$72,000,000	Fixed 1.4625%	3-month LIBOR(a)	Aug 2016	($2,430,730)
Morgan Stanley Capital Services	72,000,000	Fixed 0.8750%	3-month LIBOR(a)	Jul 2017	(4,219)
	$144,000,000				($2,434,949)

(a) At 1-31-13, the 3-month LIBOR rate was 0.29800%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Swap contracts, at value	Interest rate	—	($2,434,949)
swaps

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

	STATEMENT OF OPERATIONS	SWAP
RISK	LOCATION	CONTRACTS

Interest rate contracts	Net realized loss	($530,084)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

	STATEMENT OF OPERATIONS	SWAP
RISK	LOCATION	CONTRACTS

Interest rate contracts	Change in unrealized	$746,076
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

22	Preferred Income Fund III | Semiannual report

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to 0.75% of the Fund’s average daily managed assets including any assets attributable to the Committed Facility Agreement (see Note 7) (collectively, managed assets). The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily managed assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Leverage risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the facility and have the potential to benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

Semiannual report | Preferred Income Fund III	23

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Note 7 — Committed facility agreement

The Fund has entered into the CFA with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $302 million and to invest the borrowings in accordance with its investment practices.

The Fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the Fund’s custodian. The amount of assets required to be pledged by the Fund is determined in accordance with the CFA. The Fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of one month London Interbank Offered Rate (LIBOR) plus 0.70% and is payable monthly. The Fund also pays a commitment fee of 0.60% per annum on any unused portion of the facility. As of January 31, 2013, the Fund had borrowings of $302,000,000 at an interest rate of 0.90%, which are reflected in the CFA payable on the Statement of assets and liabilities. The commitment fee for the six months ended January 31, 2013 totaled $0. During the six months ended January 31, 2013, the average borrowings under the CFA and the effective average interest rate were $299,652,174 and 0.93%, respectively.

The Fund may terminate the CFA with 30 days’ notice. If certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or facility termination event, BNP is required to provide the Fund with 360 days’ notice prior to terminating or amending the CFA.

The Fund has an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty-three and one-third percent (33 1/3%) of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA in the event that BNP fails to timely return the Lent Securities and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices. Income earned from Lent Securities of $126,262 for the six months ended January 31, 2013 is recorded as a component of interest income on the Statement of operations.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $49,544,357 and $35,082,142, respectively, for the six months ended January 31, 2013.

24	Preferred Income Fund III | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund’s primary investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. The Fund seeks to achieve its objectives by investing in securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in preferred stocks and other preferred securities, including convertible preferred securities. In addition, the Fund will invest 25% or more of its total assets in the industries comprising the utilities sector.

Effective December 12, 2012, the Board of Trustees approved a revision to the Fund’s investment policy regarding the amount of the Fund’s securities that is rated investment grade. The new investment policy provides that the Fund will invest at least 65% of its total assets in preferred securities and other fixed-income securities which are rated investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Ratings Services (“S&P”)) or in unrated securities determined by the Adviser to be of comparable credit quality. Under the new investment policy, the Fund can invest up to 35% of its total assets in preferred securities and other fixed income securities that are rated below investment grade (“B” or higher) by either S&P or Moody’s at the time of acquisition or in unrated preferred securities or unrated fixed income securities determined by the Adviser to be of comparable quality.

Under the prior investment policy, the Fund was required to invest at least 80% of its total assets in preferred securities and other fixed-income securities rated investment grade or in unrated securities determined by the Adviser to be of comparable credit quality. In addition, under the prior investment policy, the Fund had the ability to invest up to 20% of its total assets in preferred securities and other fixed income securities rated below investment grade.

The below investment grade securities in which the Fund invests may be rated as low as ‘‘Ca’’ by Moody’s or ‘‘CC’’ by S&P, provided that the Fund will not invest more than 5% of its total assets in securities rated below ‘‘B’’ at the time of investment.

Dividends and distributions

During the six-month period ended January 31, 2013, dividends from net investment income totaling $0.7332 per share were paid to common shareholders. The dates of payments and amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDENDS

August 31, 2012	$0.1222
September 28, 2012	0.1222
October 31, 2012	0.1222
November 30, 2012	0.1222
December 20, 2012	0.1222
January 31, 2013	0.1222
Total	$0.7332

Dividend reinvestment plan

Pursuant to the Fund’s Dividend Reinvestment Plan (the Plan), distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (the Plan Agent). Every shareholder holding at least one full share of the Fund is

Semiannual report | Preferred Income Fund III	25

entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com by clicking on EquityAccess & More. The Plan Agent will mail a check (less applicable brokerage trading fees) on settlement date, which is three business days after the shares have been sold. If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com. Click on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If shareholders withdraw from the Plan, their shares will be credited to their account; or, if they wish, the Plan Agent will sell their full and fractional shares and send the shareholders the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

26	Preferred Income Fund III | Semiannual report

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com. Click on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If shareholders wish to participate in the Plan and their shares are held in the name of a brokerage firm, bank or other nominee, shareholders should contact their nominee to see if it will participate in the Plan. If shareholders wish to participate in the Plan, but their brokerage firm, bank or other nominee is unable to participate on their behalf, they will need to request that their shares be re-registered in their own name, or they will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by shareholders as representing the total amount registered in their name and held for their account by their nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries), and 1-201-680-6610 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare Trust Company, N.A.
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310–1900
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on November 9, 2012. The following proposal was considered by the shareholders:

Proposal: Election of thirteen (13) Trustees to serve until the expiration of their respective terms as shown below. Each nominee was elected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

For Election for a Term to Expire in 2016:

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Deborah C. Jackson	28,994,270	602,568
James M. Oates	28,991,152	605,686
Steven R. Pruchansky	28,990,768	606,070
Non-Independent Trustee
Craig Bromley	29,006,854	589,984

Semiannual report | Preferred Income Fund III	27

For a Term to Expire in 2015:
	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	28,966,471	630,367
Peter S. Burgess	28,992,637	604,201
Theron S. Hoffman	28,998,095	598,743
Non-Independent Trustee
Warren A. Thomson	29,021,847	574,991

For a Term to Expire in 2014:
	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
William H. Cunningham	28,989,650	607,188
Grace K. Fey	28,968,858	627,980
Hassell H. McClellan	29,963,453	633,385
Gregory A. Russo	29,021,743	575,095
Non-Independent Trustee
James R. Boyle	29,028,430	568,408

28	Preferred Income Fund III | Semiannual report

More information

Trustees	Officers	Investment adviser
James M. Oates	Hugh McHaffie	John Hancock Advisers, LLC
Chairman	President
Charles L. Bardelis*		Subadviser
James R. Boyle†	Andrew G. Arnott	John Hancock Asset Management
Craig Bromley†	Executive Vice President	a division of Manulife Asset
Peter S. Burgess*		Management (US) LLC
William H. Cunningham	Thomas M. Kinzler
Grace K. Fey	Secretary and Chief Legal Officer	Custodian
Theron S. Hoffman*		State Street Bank and
Deborah C. Jackson	Francis V. Knox, Jr.	Trust Company
Hassell H. McClellan	Chief Compliance Officer
Steven R. Pruchansky		Transfer agent
Vice Chairman	Charles A. Rizzo	Computershare Shareowner
Gregory A. Russo	Chief Financial Officer	Services, LLC
Warren A. Thomson†
	Salvatore Schiavone	Legal counsel
*Member of the	Treasurer	K&L Gates LLP
Audit Committee
†Non-Independent Trustee		Stock symbol
Listed New York Stock
Exchange: HPS

For shareholder assistance refer to page 27

You can also contact us:
1-800-852-0218	Regular mail:
jhfunds.com	Computershare Shareowner Services, LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310-1900

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Semiannual report | Preferred Income Fund III	29

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

P12SA 1/13
3/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013